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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. __                     [ ]

                         Post-Effective Amendment No. 1                      [X]

                        (Check appropriate box or boxes)

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                          TRUST FOR INVESTMENT MANAGERS
               (Exact Name of Registrant as Specified in Charter)
                                 (626) 852-1033
                        (Area code and Telephone Number)

                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
          (Address of Principal Executive Offices, including Zip Code)

                               Robert H. Wadsworth
                       2020 East Financial Way - Suite 100
                           Glendora, California 91741
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071

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                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

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  The registrant hereby amends this Registration Statement under the Securities
  Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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      Title of Securities Being Registered: Shares of Beneficial Interest.
    No filing fee is required because of Registrant's reliance on Rule 24f-2.

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                                     PART C
                               OTHER INFORMATION

This filing is made pursuant to an undertaking, made by Registrant under Item 17 of Registrant's Registration Statement on Form N-14 filed via EDGAR on September 28, 2000, to file a final copy of tax opinion and consent of counsel upon the delivery thereof to Registrant. Please see Exhibit 12 attached hereto.

ITEM 16. EXHIBITS.

     (1)       Agreement and Declaration of Trust.(a)

     (2)       By-Laws.(a)

     (3)       Not applicable.

     (4)       Form of Agreement and Plan of Reorganization.(e)

     (5)       Specimen Share Certificate.(b)

     (6)       Form of Investment Advisory Agreement.(c)

     (7)       Form of Distribution Agreement.(d)

     (8)       Not applicable.

     (9)       Form of Custody Agreement.(c)

     (10)      Not applicable.

     (11) Opinion and consent of Paul, Hastings, Janofsky & Walker LLP as to the legality of the securities being registered.(c)

     (12) Opinions and consents of Paul, Hastings, Janofsky & Walker LLP regarding tax matters and consequences.

     (13.1)    Form of Administration Agreement.(b)

     (13.2)    Form of Transfer Agent and Fund Accounting Agreement.(c)

     (13.3)    License Agreement with StockJungle.com, Inc.(c)

     (13.4)    Shareholder Services Plan.(c)

     (14)      Consent of Arthur Andersen LLP, independent auditors.(e)

     (15)      None.

     (16)      None.

     (17.1)    Form of proxy card.(e)

     (17.2)    Prospectus.(f)

     (17.3) Semi-Annual Report of Stockjungle.com Trust for period ended March 31, 2000.(f)
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(a)  Filed as an exhibit to Registrant's Registration Statement on Form N-1A filed via EDGAR on June 18, 1999 and incorporated herein by reference.
(b) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed via EDGAR on September 17, 1999 and incorporated herein by reference.
(c) Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed via EDGAR on August 4, 2000 and incorporated herein by reference.
(d) Filed as an exhibit to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed via EDGAR on February 18, 2000 and incorporated herein by reference.
(e) Filed as an exhibit to Registrant's Registration Statement on Form N-14 filed via EDGAR on August 10, 2000 and incorporated herein by reference.
(f) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed via EDGAR on September 28, 2000 and incorporated herein by reference.

                                      C-1
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                                   SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed on behalf of Registrant in the City of Phoenix, State of Arizona, on the 10th day of April, 2001.

                                        TRUST FOR INVESTMENT MANAGERS


                                        By: /s/ Robert H. Wadsworth
                                            ------------------------------------
                                            Robert H. Wadsworth
                                            President

     As required by the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


/s/ Robert H. Wadsworth             Trustee                   April 10, 2001
----------------------------
Robert H. Wadsworth


/s/ Robert M. Slotky                Principal                 April 10, 2001
----------------------------        Financial Officer
Robert M. Slotky


/s/ George J. Rebhan                Trustee                   April 10, 2001
----------------------------
George J. Rebhan


/s/ Ashley T. Rabun                 Trustee                   April 10, 2001
----------------------------
Ashley T. Rabun


/s/ James Clayburn Laforce          Trustee                   April 10, 2001
----------------------------
James Clayburn Laforce

                                      C-2